Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	[2]	Dec. 31, 2021
Cash flows from operating activities
Profit before tax		£ 7,503		£ 4,782	[1]	£ 6,902	[3]
Adjustments for:
Change in operating assets		(9,110)		16,735	[1]	(10,365)	[1]
Change in operating liabilities		4,232		1,481	[1]	12,282	[1]
Non-cash and other items		5,622		(244)	[1]	(1,265)	[1]
Net tax paid		(1,437)		(743)	[1]	(796)	[1]
Net cash provided by operating activities		6,810		22,011	[1]	6,758	[1]
Cash flows from investing activities
Purchase of financial assets		(10,311)		(7,984)	[1]	(8,984)	[1]
Proceeds from sale and maturity of financial assets		5,298		11,172	[1]	8,287	[1]
Purchase of fixed assets		(5,455)		(3,855)	[1]	(3,228)	[1]
Proceeds from sale of fixed assets		1,027		1,550	[1]	1,437	[1]
Repayment of capital by joint ventures and associates		0		36	[1]	0	[1]
Acquisition of businesses, net of cash acquired		(380)		(409)	[1]	(57)	[1]
Net cash (used in) provided by investing activities		(9,821)		510	[1]	(2,545)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		(1,651)		(1,475)	[1]	(877)	[1]
Distributions in respect of other equity instruments		(527)		(438)	[1]	(429)	[1]
Distributions in respect of non-controlling interests		(101)		(92)	[1]	(93)	[1]
Interest paid on subordinated liabilities		(623)		(603)	[1]	(1,303)	[1]
Proceeds from issue of subordinated liabilities		1,417		838	[1]	499	[1]
Proceeds from issue of other equity instruments		1,772		745	[1]	0	[1]
Proceeds from issue of ordinary shares		86		31	[1]	25	[1]
Share buyback		(1,993)		(2,013)	[1]	0	[1]
Repayment of subordinated liabilities		(1,745)		(2,216)	[1]	(1,056)	[1]
Repurchases and redemptions of other equity instruments		(135)		(1,395)	[1]	0	[1]
Change in stake of non-controlling interests		0		5	[1]	0	[1]
Net cash used in financing activities		(3,500)		(6,613)	[1]	(3,234)	[1]
Effects of exchange rate changes on cash and cash equivalents		(480)		727	[1]	70	[1]
Change in cash and cash equivalents		(6,991)		16,635	[1]	1,049	[1]
Cash and cash equivalents at beginning of year	[1]	95,829	[2]	79,194		78,145
Cash and cash equivalents at end of year		£ 88,838		£ 95,829	[1]	£ 79,194	[1],[2]

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.